UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3178
RIVERSOURCE BOND SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 4/30

Portfolio of Investments
RiverSource Floating Rate Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Senior Loans (93.9%)(k)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Aerospace & Defense (0.8%)
Spirit Aerosystems Holdings
Tranche B1 Term Loan
09-30-13	2.05%	$973,975		$963,631
TransDigm
Term Loan
06-23-13	2.28	800,000		786,624
Wesco Aircraft Hardware
1st Lien Term Loan
09-30-13	2.53	744,164		729,749
Wesco Aircraft Hardware
2nd Lien Term Loan
03-28-14	6.03	1,100,000		1,066,088

Total				3,546,092

Airlines (1.6%)
Delta Air Lines
2nd Lien Term Loan
04-30-14	3.55	1,774,813		1,657,231
Delta Air Lines
Term Loan
09-27-13	8.75	995,000		1,007,438
United Airlines
Tranche B Term Loan
TBD	TBD	1,000,000	(f,l)	924,000
02-01-14	2.31-2.38	2,126,998		1,965,345
US Airways Group
Term Loan
03-21-14	2.81	2,052,000		1,678,023

Total				7,232,037

Automotive (3.6%)
Allison Transmission
Term Loan
TBD	TBD	1,000,000	(f,l)	953,880
08-07-14	3.00-3.05	997,224		951,232
Cooper-Standard Automotive
Debtor In Possession
Tranche A Term Loan
08-04-10	8.25	1,036,688	(i)	1,037,932
Cooper-Standard Automotive
Debtor In Possession

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tranche B Term Loan
08-04-10	8.25	344,696	(c,i)	345,110
DaimlerChrysler Financial Services Americas LLC
1st Lien Term Loan
08-03-12	4.26	552,030		551,688
DaimlerChrysler Financial Services Americas LLC
2nd Lien Term Loan
08-05-13	6.76	2,000,000		1,988,920
Delphi Holdings LLP
Tranche A Term Loan
10-06-14	5.28	1,553		1,429
Delphi Holdings LLP
Tranche B Term Loan
10-06-14	5.28	15,733		14,789
Ford Motor
Tranche B1 Term Loan
12-15-13	3.26-3.31	3,969,332		3,827,429
Goodyear Engineered Product
Delayed Draw Term Loan
07-31-14	2.76	146,625		130,924
Goodyear Engineered Product
Term Loan
07-31-14	2.76	1,023,750		914,127
Goodyear Tire & Rubber
2nd Lien Term Loan
04-30-14	2.24	1,670,000		1,590,675
Metaldyne LLC
2nd Lien Term Loan
10-16-14	5.46	126,736		114,062
Motorsports Aftermarket
Tranche B Term Loan
11-29-13	8.00	1,198,774		1,048,927
Oshkosh Truck
Tranche B Term Loan
12-06-13	6.25-6.26	619,194		620,680
Plastech Engineered Products
1st Lien Term Loan
02-13-13	5.50	237,286	(b,j,n)	35,593
Visteon
Term Loan
06-13-13	5.25	1,250,000	(b,j)	1,365,175
12-13-13	5.25	1,125,000	(b,j)	1,237,500

Total				16,730,072

Brokerage (0.2%)
Nuveen Investments
1st Lien Term Loan
11-13-14	3.32-3.33	910,704		827,830
Building Materials (0.6%)
Custom Building Products
Term Loan
03-19-15	5.75	748,729		748,729

	Coupon	Principal
Borrower	rate	amount		Value(a)
HD Supply
Term Loan
03-01-14	3.05	992,286		986,709
Springs Window Fashions LLC
Tranche B Term Loan
12-31-12	3.06	1,036,933		987,679

Total				2,723,117

Chemicals (6.0%)
Brenntag Holding
2nd Lien Term Loan
06-23-15	6.47	875,000	(c)	867,895
Brenntag Holding
Acquisition Term Loan
01-20-14	4.07-4.14	143,227	(c)	141,795
Brenntag Holding
Tranche B2 Term Loan
01-20-14	4.01-4.07	971,690	(c)	972,904
Celanese US Holdings LLC
Credit Linked Deposit
04-02-14	0.25-1.75	2,347,874		2,294,507
Celanese US Holdings LLC
Term Loan
04-02-14	2.04	989,796		967,298
Chemtura
Debtor In Possession
Term Loan
02-11-11	6.00	1,175,000	(i)	1,180,875
Cognis
Tranche C Term Loan
09-15-13	2.26	2,050,000	(c)	1,998,750
Hexion Specialty Chemicals
Tranche C1B Term Loan
05-05-15	4.06	1,445,079		1,389,082
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-15	4.06	640,106		615,302
Huntsman Intl LLC
Tranche B Term Loan
04-21-14	2.02-2.08	356,085		343,622
Huntsman Intl LLC
Tranche C Term Loan
06-30-16	2.52	2,658,589		2,568,861
Ineos US Finance LLC
Tranche A4 Term Loan
12-17-12	0.00-7.00	1,289,465		1,300,748
ISP Chemco LLC
Term Loan
06-04-14	2.06	989,822		957,465
Kraton Polymers LLC
Term Loan
05-12-13	2.31	204,622		197,589
Lyondell Chemical

	Coupon	Principal
Borrower	rate	amount		Value(a)
Debtor In Possession
Term Loan
07-20-10	9.17	173,807	(i)	178,913
07-20-18	11.35	520,012	(i)	535,290
Lyondell Chemical
Term Loan
04-08-16	5.50	1,200,000		1,203,756
Lyondell Chemical
Tranche B2 Term Loan
12-22-14	5.81	4,404,934		2,720,048
Millenium Chemicals
1st Lien Term Loan
05-15-14	2.54	1,154,354		1,083,650
Millenium Chemicals
2nd Lien Term Loan
11-15-14	6.04	1,100,000		1,019,337
Nalco
Term Loan
05-13-16	6.50	392,013		394,788
PQ
1st Lien Term Loan
07-30-14	3.53-3.59	1,033,852		952,116
Solutia
Term Loan
03-17-17	4.75	2,500,000		2,512,950
Univar
Tranche B Term Loan
TBD	TBD	760,883	(f,l)	743,444
10-10-14	3.27	1,183,167		1,156,049

Total				28,297,034

Construction Machinery (1.6%)
Bucyrus Intl
Tranche C Term Loan
02-19-16	4.50	2,500,000		2,517,475
NACCO Materials Handling Group
Term Loan
03-21-13	2.25-2.52	962,500		866,250
The Manitowoc Company
Tranche A Term Loan
11-06-13	4.81	3,575,000		3,557,125
The Manitowoc Company
Tranche B Term Loan
11-06-14	7.50	486,016		485,331

Total				7,426,181

Consumer Cyclical Services (1.5%)
Affinion Group
Tranche B Term Loan
10-09-16	5.00	1,750,000		1,730,943
The ServiceMaster
Delayed Draw
Term Loan

	Coupon	Principal
Borrower	rate	amount	Value(a)
07-24-14	2.78	134,466	129,693
The ServiceMaster
Letter of Credit
07-24-14	0.17-2.60	2,075,000	1,900,346
The ServiceMaster
Term Loan
07-24-14	2.75-2.78	1,350,266	1,302,332
West Corp
Tranche B2 Term Loan
10-24-13	2.63-2.68	403,597	393,067
West Corp
Tranche B3 Term Loan
10-24-13	7.25	746,181	751,643
West Corp
Tranche B4 Term Loan
07-15-16	4.13-4.18	586,198	583,267

Total			6,791,291

Consumer Products (2.5%)
Amscan Holdings
Term Loan
05-27-13	2.53	2,117,180	2,027,200
Fender Musical Instruments
Delayed Draw Term Loan
06-09-14	2.50	802,785	711,805
Fender Musical Instruments
Term Loan
06-09-14	2.55	1,589,228	1,409,121
Jarden
Tranche B1 Term Loan
01-24-12	2.04	2,336	2,321
Jarden
Tranche B4 Term Loan
01-26-15	3.54	2,530,319	2,535,455
Prestige Brands
Tranche B Term Loan
03-24-16	4.75	775,000	777,178
Spectrum Brands
Letter of Credit
06-30-12	1.50-6.50	358,054	357,288
Spectrum Brands
Tranche B Term Loan
06-30-12	8.00-8.75	1,696,550	1,692,919
Visant
Tranche C Term Loan
12-21-11	2.25	944,846	935,794
Weight Watchers Intl
Tranche B Term Loan
01-26-14	1.81	334,351	330,052
Weight Watchers Intl
Tranche D Term Loan
06-30-16	2.59	739,771	734,911

Total			11,514,044

	Coupon	Principal
Borrower	rate	amount		Value(a)
Diversified Manufacturing (3.3%)
Clarke American
Tranche B Term Loan
06-30-14	2.77-2.79	992,347		914,507
Contech Construction Products
Term Loan
01-31-13	2.26	2,100,724		1,922,162
Generac Acquisition
1st Lien Term Loan
11-10-13	2.79	700,457		658,647
GPX Intl Tire
Pay-in-Kind
Term Loan
03-30-12	14.00	4,670	(h)	2,335
GPX Intl Tire
Tranche B Term Loan
03-30-12	12.25	286,021	(n)	143,011
Hillman Group
Tranche B2 Term Loan
03-30-12	4.76	1,500,915		1,491,535
Mueller Water Products
Tranche B Term Loan
05-24-14	5.29-5.34	638,823		639,226
N.E.W. Holdings I LLC
Secured Term Loan
03-23-16	6.00	2,900,000		2,886,108
Rexnord LLC/RBS Global
Tranche B1 Term Loan
07-19-13	2.81	1,448,361		1,410,341
RSC Holding III
2nd Lien Term Loan
11-30-13	3.80	1,365,375		1,321,683
Sensus Metering Systems
Tranche B3 Term Loan
06-03-13	7.00	2,474,504		2,480,691
WireCo WorldGroup
Term Loan
02-10-14	2.54	1,553,371		1,452,402

Total				15,322,648

Electric (5.5%)
Calpine
Term Loan
03-29-14	3.17	3,729,265		3,580,915
Coleto Creek Power LP
1st Lien Synthetic Letter of Credit
06-28-13	0.19-2.85	1,000,000		917,500
Coleto Creek Power LP
2nd Lien Term Loan
06-28-13	4.27	1,686,751		1,364,868
Covanta Energy
Letter of Credit

	Coupon	Principal
Borrower	rate	amount		Value(a)
02-10-14	0.19-1.50	331,533		324,902
Covanta Energy
Term Loan
02-10-14	1.75-1.88	653,223		640,158
Dynegy Holdings
Letter of Credit
04-02-13	4.03	2,663,993		2,612,924
FirstLight Power Resources
2nd Lien Term Loan
05-01-14	4.81	1,396,000		1,263,380
FirstLight Power Resources
Synthetic Letter of Credit
11-01-13	0.16-2.65	110,569		106,515
FirstLight Power Resources
Tranche B 1st Lien Term Loan
11-01-13	2.81	1,068,823		1,029,630
Great Point Power LLC
Delayed Draw Term Loan
TBD	TBD	825,000	(f,l)	825,000
NRG Energy
Credit Linked Deposit
02-01-13	0.19-1.85	1,900,892		1,860,174
NRG Energy
Term Loan
02-01-13	2.02-2.04	819,475		801,922
RRI Energy
Letter of Credit
06-30-14	0.25-1.75	1,000,000		983,330
Texas Competitive Electric Holdings LLC
Tranche B2 Term Loan
10-10-14	3.75-3.79	6,133,226		5,027,589
The AES
Term Loan
08-10-11	3.25-3.33	232,143		230,692
TPF Generation Holdings LLC
1st Lien Synthetic Letter of Credit
12-15-13	0.19-2.10	226,678		219,821
TPF Generation Holdings LLC
1st Lien Term Loan
12-15-13	2.29	573,504		556,155
TPF Generation Holdings LLC
2nd Lien Term Loan
12-15-14	4.54	2,525,000		2,332,469
TPF Generation Holdings LLC
Synthetic Revolving Term Loan
12-15-11	0.19-2.10	70,175		68,052
USPF Holdings LLC
Term Loan
04-11-14	2.01	1,184,015		1,170,695

Total				25,916,691

Entertainment (4.7%)
24 Hour Fitness Worldwide

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tranche B Term Loan
TBD	TBD	1,950,000	(f,l)	1,905,423
AMC Entertainment
Term Loan
01-28-13	2.01	910,338		889,573
AMF Bowling Worldwide
Tranche B Term Loan
06-07-13	2.75-2.77	1,178,885		1,039,776
Carmike Cinemas
Term Loan
01-27-16	5.50	1,787,703		1,786,737
Cedar Fair LP
Term Loan
08-30-12	2.27	177,520		175,925
Cedar Fair LP
Tranche B Term Loan
08-30-14	4.27	771,859		768,478
Cinemark USA
Extended Term Loan
04-30-16	3.50-3.56	1,576,864		1,575,728
Hit Entertainment
2nd Lien Term Loan
02-26-13	5.50	9,167,017		5,786,681
Hit Entertainment
Term Loan
06-01-12	5.50	2,572,030		2,430,568
Metro-Goldwyn-Mayer
Tranche B Term Loan
04-09-12	20.50	990,986	(b,j)	451,523
Metro-Goldwyn-Mayer
Tranche B1 Term Loan
TBD	TBD	1,000,000	(b,f,l)	455,630
04-09-12	20.50	1,776,740	(b)	809,536
Natl CineMedia LLC
Term Loan
02-13-15	2.01	875,000		848,969
Regal Cinemas
Term Loan
10-27-13	3.79	722,920		723,419
Six Flags Theme Parks
1st Lien Tranche B Term Loan
TBD	TBD	800,000	(f,l)	792,000
Six Flags Theme Parks
2nd Lien Term Loan
TBD	TBD	325,000	(f,l)	320,125
Universal City Development Partners
Term Loan
11-06-14	6.50	947,625		950,667

Total				21,710,758

Environmental (0.4%)
Synagro Technologies
1st Lien Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
04-02-14	2.26-2.28	2,249,631		2,041,540
Food and Beverage (3.3%)
Advance Food
1st Lien Delayed Draw Term Loan
03-16-14	2.03	56,111		53,656
Advance Food
1st Lien Term Loan
03-16-14	2.03	649,669		621,246
Aramark
2nd Letter of Credit
07-26-16	0.10-3.40	118,894		118,299
Aramark
Letter of Credit
01-26-14	0.13-2.03	66,004		64,379
Aramark
Term Loan
01-26-14	2.17	1,003,634		978,924
Aramark
Tranche B Term Loan
07-26-16	3.54	1,807,869		1,798,811
B&G Foods
Tranche C Term Loan
02-26-13	2.26	621,739		619,669
Constellation Brands
Tranche B Term Loan
06-05-13	1.75	773,694		766,924
06-05-15	3.00	381,687		383,236
Dean Foods
Tranche B Term Loan
04-02-14	1.68	1,055,792		1,031,308
Dole Food
Tranche B1 Term Loan
03-02-17	5.00-5.50	261,176		263,415
Dole Food
Tranche C1 Term Loan
03-02-17	5.00-5.50	648,697	(c)	654,256
Fresh Start Bakeries
2nd Lien Term Loan
03-29-14	6.06	525,000		488,250
Fresh Start Bakeries
Tranche B Term Loan
09-29-13	2.56-4.50	658,209		641,754
Michael Foods
Tranche B Term Loan
05-01-14	6.50	710,648		713,533
Pierre Foods
Term Loan
03-03-16	7.00	925,000		931,170
Pinnacle Foods Finance LLC
Term Loan
04-02-14	3.00	1,952,070		1,896,398
Van Houtte

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tranche B Term Loan
07-19-14	2.79	87,327		85,580
Van Houtte
Tranche C Term Loan
07-19-14	2.79	11,908		11,670
Wm Wrigley Jr
Tranche B1 Term Loan
12-17-12	3.06	545,875		549,625
Wm Wrigley Jr
Tranche B2 Term Loan
10-06-14	3.31	718,923		723,977
Wm. Bolthouse Farms
1st Lien Term Loan
02-11-16	5.50	925,000		928,238
Wm. Bolthouse Farms
2nd Lien Term Loan
08-11-16	9.50	1,000,000		1,005,630

Total				15,329,948

Gaming (3.2%)
Cannery Casino Resorts LLC
1st Lien Delayed Draw Term Loan
05-18-13	4.50	419,731		389,737
Cannery Casino Resorts LLC
1st Lien Term Loan
05-17-13	4.51	507,630		471,355
Cannery Casino Resorts LLC
2nd Lien Term Loan
05-18-14	4.51	1,250,000		1,025,000
Golden Nugget
2nd Lien Term Loan
12-31-14	3.53	2,025,000		840,375
Greektown Holdings LLC
Incremental Tranche B Term Loan
12-03-12	7.00	278,080	(b,j)	299,401
Greektown Holdings LLC
Tranche B Term Loan
12-03-12	7.00	348,951	(b,j)	375,705
Green Valley Ranch Gaming LLC
1st Lien Term Loan
02-16-14	2.25-6.00	795,716		631,401
Green Valley Ranch Gaming LLC
2nd Lien Term Loan
08-16-14	8.00	1,400,000	(b,j)	85,400
Greenwood Racing
Term Loan
11-28-11	2.53	991,688		948,718
Harrah’s Operating
Tranche B1 Term Loan
01-28-15	3.32	1,000,000		877,600
Harrahs Operating
Tranche B4 Term Loan
10-31-16	9.50	3,017,438		3,125,552

	Coupon	Principal
Borrower	rate	amount	Value(a)
Herbst Gaming
Tranche B Delayed Draw Term Loan
12-02-11	0.00	801,223	516,789
Herbst Gaming
Tranche B Term Loan
12-02-11	0.00	1,373,719	886,049
Penn Natl Gaming
Tranche B Term Loan
10-03-12	2.00-2.07	937,914	926,396
Venetian Casino Resort
Delayed Draw Term Loan
05-23-14	2.05	554,635	522,915
Venetian Casino Resort
Tranche B Term Loan
05-23-14	2.05	2,035,024	1,918,641
Venetian Macau
Tranche B Term Loan
05-27-13	4.80	1,039,784	1,023,314

Total			14,864,348

Gas Pipelines (0.6%)
Calumet Lubricants LP
Credit Linked Deposit
01-03-15	0.14-4.00	195,402	185,755
Calumet Lubricants LP
Term Loan
01-03-15	4.25	1,447,042	1,375,602
CGGVeritas
Tranche B1 Term Loan
01-12-14	3.29-3.52	698,625	693,385
Targa Resources
Term Loan
07-05-16	6.00	493,355	493,834

Total			2,748,576

Health Care (10.4%)
AGA Medical
Tranche B Term Loan
04-28-13	2.25-2.31	795,797	728,154
Alliance HealthCare Services
Term Loan
06-01-16	5.50	1,396,500	1,395,104
AMN Healthcare
Tranche B Term Loan
12-23-13	6.25	715,938	705,198
Ardent Medical Services
Term Loan
09-15-15	6.50	1,825,000	1,802,188
Biomet
Term Loan
03-25-15	3.27-3.28	2,232,972	2,203,207
Capella Healthcare
1st Lien Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
02-28-15	5.75	1,058,138		1,052,847
Carestream Health
1st Lien Term Loan
04-30-13	2.27	1,897,831		1,842,471
Carestream Health
2nd Lien Term Loan
10-30-13	5.52	1,000,000		940,000
Caris Diagnostics
Term Loan
01-29-16	7.25	897,750		884,284
CHG Healthcare Services
1st Lien Synthetic Letter of Credit
12-20-12	0.17-2.63	155,000		139,500
CHG Healthcare Services
2nd Lien Term Loan
12-20-13	6.26	1,150,000		1,092,500
CHG Healthcare Services
Term Loan
12-20-12	2.76-2.78	466,163		445,185
Community Health Systems
Delayed Draw Term Loan
TBD	TBD	97,253	(f,l)	95,126
07-25-14	2.50	199,115		194,761
Community Health Systems
Term Loan
TBD	TBD	1,899,151	(f,l)	1,843,448
07-25-14	2.50	3,888,312		3,774,267
DaVita
Tranche B1 Term Loan
10-05-12	1.75-1.80	2,000,000		1,971,260
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.30	2,697,074		2,641,110
Emdeon Business Services LLC
2nd Lien Term Loan
05-16-14	5.30	975,000		961,838
Hanger Orthopedic Group
Tranche B Term Loan
05-26-13	2.27	1,203,125		1,184,573
HCA
Tranche B1 Term Loan
11-18-13	2.54	3,798,659		3,695,297
Health Management Associates
Tranche B Term Loan
02-28-14	2.04	3,263,547		3,160,680
Healthcare Partners LLC
Term Loan
10-31-13	2.04	675,600		651,954
Healthsouth
Tranche 1 Term Loan
03-10-13	2.51-2.55	271,466		265,641
Healthsouth
Tranche 2 Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
09-10-15	4.01-4.05	223,428		222,591
IASIS Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.27	857,671		831,941
IASIS Healthcare LLC
Synthetic Letter of Credit
03-14-14	0.18-2.10	226,460		219,666
IASIS Healthcare LLC
Term Loan
03-14-14	2.27	2,478,481		2,404,126
Inverness Medical
1st Lien Term Loan
06-26-14	2.25-2.29	922,205		902,036
Inverness Medical
2nd Lien Term Loan
06-26-15	4.50	500,000		494,690
Lifepoint Hospitals
Tranche B2 Term Loan
04-15-15	3.01	2,372,278		2,353,300
Natl Mentor Holdings
Letter of Credit
06-29-13	0.10-2.15	423,443		392,743
Natl Mentor Holdings
Tranche B Term Loan
06-29-13	2.30	1,496,685		1,388,176
ReAble Therapeutics Finance LLC
Term Loan
05-20-14	3.27	891,711		865,334
Royalty Pharma Finance Trust
Tranche B Term Loan
04-16-13	2.54	1,289,484		1,280,767
Select Medical
Tranche B Term Loan
02-24-12	2.25	865,371		835,949
Select Medical
Tranche B1 Term Loan
08-22-14	4.00	850,000		831,581
Skilled Healthcare Group
Delayed Draw Term Loan
TBD	TBD	47,917	(f,l,m)	47,917
Skilled Healthcare Group
Term Loan
04-09-16	5.25	527,083		527,083
Vanguard Health Holding II LLC
Term Loan
01-29-16	5.00	1,550,000		1,553,596

Total				48,822,089

Home Construction (0.2%)
Rhodes Companies LLC
1st Lien Term Loan
11-21-10	0.00	371,114	(b,j)	89,067
Standard Pacific

	Coupon	Principal
Borrower	rate	amount	Value(a)
Tranche B Term Loan
05-05-13	2.00	855,000	782,325

Total			871,392

Independent Energy (0.9%)
Riverside Energy Center
Term Loan
06-24-11	4.59	1,809,732	1,800,684
Rocky Mountain Energy Center LLC
Credit Linked Deposit
06-24-11	0.24-4.35	179,534	178,636
Rocky Mountain Energy Center LLC
Term Loan
06-24-11	4.59	704,305	700,784
Venoco
2nd Lien Term Loan
05-07-14	4.31	1,664,104	1,591,299

Total			4,271,403

Life Insurance (0.3%)
Conseco
Term Loan
10-10-13	7.50	1,300,000	1,262,300
Media Cable (5.1%)
Bresnan Communications LLC
Tranche B 1st Lien Term Loan
09-29-13	2.27-2.31	495,000	487,887
Cequel Communications LLC
Term Loan
11-05-13	2.29	1,496,798	1,468,104
Cequel Communications LLC
Tranche A 2nd Lien Term Loan
05-05-14	4.75-4.79	1,000,000	1,004,170
Charter Communications Operating LLC
Tranche B1 Term Loan
03-06-14	2.30	624,981	591,470
Charter Communications Operating LLC
Tranche C Term Loan
09-06-16	3.55	5,073,347	4,862,244
CSC Holdings LLC
Tranche B2 Incremental Term Loan
03-29-16	2.00	1,780,137	1,778,713
Discovery Communications Holding LLC
Tranche B Term Loan
05-14-14	2.29	984,797	982,611
Discovery Communications Holding LLC
Tranche C Term Loan
05-14-14	5.25	618,750	623,199
Insight Midwest Holdings LLC
Tranche B Term Loan
04-07-14	2.25-2.29	1,146,129	1,116,227
MCC Iowa LLC

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tranche D1 Term Loan
01-31-15	2.01	471,346		455,584
Mediacom Illinois LLC
Tranche D Term Loan
03-31-17	5.50	2,213,875		2,219,410
MMC Iowa LLC
Tranche F Term Loan
TBD	TBD	2,000,000	(f,l)	2,001,500
Telesat
Term Loan I
10-31-14	3.28	1,925,483	(c)	1,892,519
Telesat
Term Loan II
10-31-14	3.28	165,385	(c)	162,553
TWCC Holding
Term Loan
09-14-15	5.00	1,058,119		1,065,865
UPC Broadband Holding
Tranche T Term Loan
12-31-16	3.93	351,712		347,404
UPC Financing Partnership
Tranche T Term Loan
12-30-16	3.93	1,675,000		1,654,481
Wide Open West Finance LLC
Series A Term Loan
06-30-14	6.75-8.75	1,259,122		1,263,063

Total				23,977,004

Media Non Cable (11.1%)
Advanstar Communications
1st Lien Term Loan
06-02-14	2.54	942,881		718,749
American Media Operations
Pay-in-Kind
Term Loan
01-30-13	10.00	13,796	(h)	13,451
American Media Operations
Term Loan
01-30-13	10.00	961,936		937,887
CanWest Mediaworks
Tranche D Term Loan
07-10-14	4.25	680,059	(c)	642,655
Cengage Learning Acquisitions
Term Loan
07-03-14	2.79	2,256,808		2,023,138
Citadel Broadcasting
Tranche B Term Loan
06-12-14	2.03	1,331,220		1,296,688
Clear Channel Communications
Tranche B Term Loan
01-29-16	3.92	6,593,494		5,484,005
CMP Susquehanna
Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
05-05-13	2.31	2,067,334		1,753,368
Cumulus Media
Term Loan
06-11-14	4.26	1,356,464		1,241,164
CW Media Holdings
Tranche B Term Loan
02-16-15	3.29	2,588,253	(c)	2,452,370
Education Media
Tranche A Term Loan
06-12-14	5.50	504,566	(c)	480,347
Emmis Operating
Tranche B Term Loan
11-01-13	4.26-4.29	991,785		898,557
F&W Publications
2nd Lien Term Loan
02-05-13	0.00	1,300,000	(b)	13,000
F&W Publications
Term Loan
08-05-12	0.00	2,206,845	(b)	1,103,423
Gatehouse Media Operating
Delayed Draw Term Loan
08-28-14	2.26-2.28	664,361		322,839
Gatehouse Media Operating
Term Loan
08-28-14	2.28-2.51	3,751,333		1,822,923
Gray Television
Tranche B Term Loan
TBD	TBD	1,100,000	(f,l)	1,077,087
12-31-14	3.80-3.81	2,018,601		1,976,554
Intelsat Jackson Holdings
Term Loan
02-01-14	2.80-3.29	4,795,408		4,383,395
Intelsat
Tranche B2A Term Loan
01-03-14	2.79	332,787		326,208
Intelsat
Tranche B2B Term Loan
01-03-14	2.79	332,685		326,108
Intelsat
Tranche B2C Term Loan
01-03-14	2.79	332,685		326,108
Lamar Media
Tranche B Term Loan
TBD	TBD	700,000	(f,l)	701,743
Lodgenet Entertainment
Term Loan
04-04-14	2.30	541,802		514,712
MediaNews Group
Term Loan
03-19-14	8.50	177,379		168,510
Newsday LLC
Term Loan
08-01-13	6.55	1,450,000		1,479,000

	Coupon	Principal
Borrower	rate	amount		Value(a)
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.25	733,380		713,821
Nielsen Finance LLC
Tranche B Term Loan
05-01-16	4.00	2,302,380		2,275,511
Penton Media
1st Lien Term Loan
08-01-14	5.00	534,057		400,543
Quad/Graphics
Term Loan
TBD	TBD	975,000	(f,l)	966,469
Quebecor Media
Tranche B Term Loan
01-17-13	2.30	898,166		882,449
R.H. Donnelley
Term Loan
10-24-14	9.25	546,323		530,616
Revolution Studios
2nd Lien Term Loan
06-21-15	7.28	525,000		341,250
Revolution Studios
Tranche B Term Loan
12-21-14	4.03	1,232,741		1,121,794
Sinclair Television Group
Tranche B Term Loan
10-29-15	6.50	1,779,167		1,796,958
Spanish Broadcasting System
1st Lien Term Loan
06-10-12	2.05	3,372,068		3,136,023
SuperMedia
Term Loan
12-31-15	11.00	238,086		222,522
Tribune
Tranche B Term Loan
06-04-14	5.25	587,263	(b,j)	392,262
Univision Communications
Term Loan
TBD	TBD	750,000	(f,l)	682,620
09-29-14	2.54	2,000,000		1,820,320
Van Wagner Communications LLC
Delayed Draw Term Loan
06-27-13	3.29-5.00	269,874		214,550
Van Wagner Communications LLC
Tranche B Term Loan
06-27-13	3.29-5.00	380,591		302,570
World Color Press and World Color
Term Loan
07-23-12	9.00	795,667		799,645
Yell Group
Tranche B1 Term Loan
07-31-14	4.02	1,331,107	(c)	1,101,118
Zuffa LLC

	Coupon	Principal
Borrower	rate	amount		Value(a)
Incremental Term Loan
06-19-15	7.50	820,875		826,005
Zuffa LLC
Term Loan
06-19-15	2.31	1,372,098		1,323,224

Total				52,334,259

Metals (1.1%)
Aleris Intl
Pay-in-Kind
Debtor In Possession
Term Loan
05-13-10	0.00-12.50	590,655	(h,i)	261,365
Aleris Intl
Term Loan
TBD	TBD	253,529	(f,l)	257,015
05-13-10	13.00	232,221		235,414
Aleris Intl
Tranche B1 Term Loan
12-19-13	0.00	264,734	(b,j)	5,096
Aleris Intl
Tranche C1 Term Loan
12-19-13	4.25	367,171	(b,j)	209,288
John Maneely
Term Loan
12-09-13	3.55	618,760		593,335
Noranda Aluminum Acquisition
Tranche B Term Loan
TBD	TBD	1,100,000	(f,l)	1,084,875
05-18-14	2.27	506,441		499,477
Novelis
Term Loan
07-06-14	2.28	628,969	(c)	607,219
07-06-14	2.28-2.30	1,198,266		1,156,830

Total				4,909,914

Non Captive Consumer (0.5%)
AGFS Funding
Term Loan
04-21-15	7.25	2,275,000		2,281,097
Oil Field Services (0.7%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	1,575,000		1,526,443
Dresser
Tranche B Term Loan
05-04-14	2.50	1,675,676		1,630,986

Total				3,157,429

Other Industry (1.2%)
Alliance Laundry Systems LLC
Term Loan

	Coupon	Principal
Borrower	rate	amount	Value(a)
01-27-12	2.75-2.79	1,724,426	1,692,092
ATI Acquisition
Term Loan
12-30-15	13.25	500,000	491,250
ATI Acquisition
Tranche B Term Loan
12-30-14	8.25	723,188	699,684
Baldor Electric
Term Loan
01-31-14	5.25	862,478	864,790
Blount
Extending Term Loan
02-09-12	5.50	400,127	399,127
Education Management LLC
Tranche C Term Loan
06-03-13	2.06	333,728	324,915
TriMas
Tranche B Term Loan
12-15-15	6.00	936,237	917,512
TriMas
Tranche B1 Term Loan
08-02-11	6.00	360,476	353,266

Total			5,742,636

Other Utility (0.4%)
BRSP LLC
Term Loan
06-04-14	7.50	1,953,519	1,953,519
Packaging (2.9%)
Anchor Glass Container
1st Lien Term Loan
03-02-16	6.00	650,000	647,972
Berry Plastics Holding
Tranche C Term Loan
04-03-15	2.26	3,593,193	3,348,426
BWay
Tranche B Term Loan
07-17-13	2.06	978,539	971,200
Consolidated Container LLC
1st Lien Term Loan
03-28-14	2.50	1,216,912	1,146,939
Crown Americas LLC
Tranche B Term Loan
11-15-12	2.00	672,000	664,023
Graham Packaging LP
Tranche B Term Loan
10-07-11	2.50-2.56	93,264	92,565
Graham Packaging LP
Tranche C Term Loan
04-05-14	6.75	881,279	887,342
Graphic Packaging Intl
Incremental Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
05-16-14	3.04-3.05	964,754		957,885
Reynolds Group Holdings
Term Loan
11-05-15	6.25	869,531		870,079
Sabic Innovative Plastics Holding LP
Tranche B Term Loan
08-29-14	2.77	1,769,287		1,733,902
SCA Packaging
2nd Lien Term Loan
03-08-15	5.80	850,000		586,500
White Birch Paper
Debtor In Possession
Term Loan
12-01-10	12.00	1,036,819	(c,i)	1,036,819
White Birch Paper
Debtor In Possession
Delayed Draw Term Loan
TBD	TBD	359,503	(c,f,i,l)	359,503

Total				13,303,155

Paper (1.6%)
Georgia-Pacific LLC
Tranche B Term Loan
12-23-12	2.25-2.34	1,569,503		1,558,878
Georgia-Pacific LLC
Tranche C Term Loan
12-23-14	3.50-3.59	1,006,488		1,010,262
Smurfit-Stone Container Enterprises
Term Loan
TBD	TBD	3,225,000	(f,l,m)	3,229,805
11-01-10	4.50	126,977		126,501
11-01-11	0.20-5.00	209,820		209,033
Smurfit-Stone Container Enterprises
Tranche B Term Loan
11-01-11	2.50	775,608		772,700
Smurfit-Stone Container Enterprises
Tranche C Term Loan
11-01-11	2.50	272,366		271,345
Smurfit-Stone Container Enterprises
Tranche C1 Term Loan
11-01-11	2.50	82,348		82,039

Total				7,260,563

Pharmaceuticals (0.9%)
Catalent Pharma Solutions
Term Loan
04-10-14	2.51	1,395,240		1,324,725
Mylan
Tranche B Term Loan
10-02-14	3.56	1,959,184		1,953,562
Warner Chilcott LLC
Tranche A Term Loan
10-30-14	5.50	322,246	(c)	322,513

	Coupon	Principal
Borrower	rate	amount		Value(a)
Warner Chilcott LLC
Tranche B1 Term Loan
04-30-15	5.75	148,316		148,486
Warner Chilcott LLC
Tranche B2 Term Loan
04-30-15	5.75	246,972	(c)	247,256
Warner Chilcott
Term Loan
04-30-15	5.75	299,250		299,594

Total				4,296,136

Property & Casualty (0.1%)
HUB Intl
Term Loan
TBD	TBD	475,000	(f,l)	473,960
Refining (1.2%)
Alon USA Energy
Term Loan
08-05-13	2.52	1,283,333		1,023,458
08-05-13	2.50-2.52	160,417		127,932
Big West Oil LLC
Delayed Draw Term Loan
05-15-14	4.50	826,861		817,559
Big West Oil LLC
Term Loan
TBD	TBD	725,000	(f,l)	731,344
05-15-14	4.50	657,731		650,331
Western Refining
Term Loan
05-30-14	10.75	1,503,896		1,472,886
Wynnewood Refining
Term Loan
11-13-14	11.75	736,250	(n)	662,625

Total				5,486,135

Restaurants (0.4%)
Arby’s Restaurant Group
Term Loan
07-25-12	7.25	773,315		778,534
Buffets
2nd Lien Letter of Credit
05-01-13	0.19-9.50	140,315		115,059
Dennys
Credit Linked Deposit
03-31-12	0.28-2.00	145,000		143,188
Dennys
Term Loan
03-31-12	2.25-2.38	362,500		357,969
OSI Restaurant Partners LLC
Term Loan
06-14-13	0.08-2.63	60,732		54,934
06-14-14	2.63	666,220		602,616

Total				2,052,300

	Coupon	Principal
Borrower	rate	amount		Value(a)
Retailers (5.2%)
Claire’s Stores
Tranche B Term Loan
05-29-14	3.04	989,822		882,406
David’s Bridal
Term Loan
01-31-14	2.29-2.30	412,376		400,004
Dollar General
Tranche B1 Term Loan
07-07-14	3.01-3.09	853,696		839,985
General Nutrition Centers
Term Loan
09-16-13	2.51-2.55	2,546,496		2,461,188
Gregg Appliances
Term Loan
TBD	TBD	125,000	(f,l)	121,250
07-25-13	2.27	684,647		664,108
Jetro Holdings
Term Loan
07-02-14	2.51	1,105,645		1,080,768
Michaels Stores
Tranche B1 Term Loan
10-31-13	2.50-2.63	401,013		383,845
Michaels Stores
Tranche B2 Term Loan
07-31-16	4.75-4.88	539,672		531,237
Orchard Supply Hardware LLC
Term Loan
12-21-13	3.06	1,575,000		1,401,750
PEP Boys-Manny, Moe & Jack
Term Loan
10-27-13	2.25	1,060,766		1,010,380
PETCO Animal Supplies
Term Loan
10-26-13	2.52-2.54	756,828		742,872
Pilot Travel Centers LLC
Tranche B Term Loan
TBD	TBD	1,150,000	(f,l)	1,155,750
QVC
Tranche 6J Term Loan
03-30-14	5.76	501,289		502,542
Rent-A-Center
Tranche B Term Loan
06-30-12	2.00-2.01	28,966		28,386
03-31-15	3.26-3.27	520,903		516,996
Rite Aid
Tranche 4 Term Loan
06-10-15	9.50	2,550,000		2,655,189
Sally Holdings LLC
Tranche B Term Loan
11-16-13	2.52	1,458,423		1,438,603

	Coupon	Principal
Borrower	rate	amount	Value(a)
The Neiman Marcus Group
Term Loan
04-06-13	2.25	1,475,430	1,410,172
The Pantry
Delayed Draw Term Loan
05-15-14	2.03	222,981	213,783
The Pantry
Term Loan
05-15-14	2.03	774,460	742,513
The Sports Authority
Term Loan
05-03-13	2.54-4.00	3,105,084	2,872,204
Yankee Candle
Term Loan
02-06-14	2.28	2,568,809	2,516,097

Total			24,572,028

Supermarkets (0.1%)
Supervalu
Advance A Term Loan
06-02-11	1.17	348,214	343,663
Technology (5.1%)
Acxiom
Tranche 2 Term Loan
03-15-15	3.32	484,250	483,344
Asurion
1st Lien Term Loan
07-03-14	3.25	1,442,750	1,422,912
Asurion
2nd Lien Term Loan
07-03-15	6.75	400,000	395,100
Brocade Communications Systems
Term Loan
10-07-13	7.00	336,873	338,557
CommScope
Tranche B Term Loan
12-26-14	2.77-2.79	447,751	445,508
Fidelity Natl Information Services
Tranche C Term Loan
01-18-12	4.51	70,331	70,725
First American
Term Loan
04-12-16	4.75	700,000	703,486
First Data
Tranche B1 Term Loan
09-24-14	3.01-3.04	2,000,000	1,801,140
First Data
Tranche B2 Term Loan
09-24-14	3.03-3.04	1,039,340	934,533
Freescale Semiconductor
Term Loan
12-01-16	4.50	1,335,412	1,281,235

	Coupon	Principal
Borrower	rate	amount	Value(a)
Infor Enterprise Solutions Holdings
2nd Lien Term Loan
03-02-14	6.52	600,000	498,750
Infor Enterprise Solutions Holdings
Delayed Draw Term Loan
07-28-15	6.03	330,857	318,245
Infor Enterprise Solutions Holdings
Term Loan
07-28-15	6.03	634,143	609,969
Information Resources
Term Loan
05-16-14	2.00-4.00	392,850	379,100
InfoUSA
Term Loan
02-14-12	2.05	809,712	804,651
Intergraph
Incremental B1 Term Loan
05-29-14	6.00	650,000	652,165
Lender Processing Services
Tranche B Term Loan
07-01-14	2.77	1,645,638	1,645,638
Metavante
Term Loan
11-03-14	3.50	1,023,843	1,029,812
Reynolds & Reynolds
Term Loan
04-21-17	5.25	1,500,000	1,497,840
Sabre
Term Loan
09-30-14	2.27-2.34	4,418,938	4,189,728
Sensata Technologies
Term Loan
04-27-13	2.05-2.08	943,957	909,153
Spansion LLC
Term Loan
02-09-15	7.75	550,000	555,159
SunGard Data Systems
Incremental Term Loan
02-28-14	6.75	741,250	742,644
SunGard Data Systems
Tranche B Term Loan
02-28-16	3.87-3.89	1,484,655	1,477,231
Verint Systems
Term Loan
05-25-14	3.54	1,070,971	1,027,683

Total			24,214,308

Textile (0.8%)
Hanesbrands
Term Loan
12-10-15	5.25	1,059,437	1,068,696
Levi Strauss & Co
Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
03-27-14	2.51	2,202,000		2,109,296
The William Carter
Term Loan
07-14-12	1.77-1.84	372,312		369,520

Total				3,547,512

Transportation Services (0.5%)
The Hertz
Letter of Credit
12-21-12	0.27-1.75	591,166		582,665
The Hertz
Tranche B Term Loan
12-21-12	2.01-2.02	1,558,572		1,536,159

Total				2,118,824

Wireless (2.3%)
Cellular South
Delayed Draw Term Loan
05-29-14	1.82-3.75	335,349		326,965
Cellular South
Term Loan
05-29-14	1.82-3.75	985,773		961,129
Crown Castle Operating
Tranche B Term Loan
03-06-14	1.77	1,224,747		1,199,334
Hawaiian Telecom Communications
Tranche C Term Loan
05-30-14	4.75	910,603		810,437
MetroPCS Wireless
Tranche B Term Loan
11-03-13	2.50-2.56	2,545,209		2,482,266
Ntelos
Advance B Term Loan
08-07-15	5.75	1,343,250		1,347,172
Trilogy Intl Partners LLC
Term Loan
06-29-12	3.79	4,000,000		3,519,999

Total				10,647,302

Wirelines (1.6%)
Alaska Communications Systems Holdings
Term Loan
02-01-12	2.04	1,067,875		1,043,848
Cincinnati Bell
Tranche B Term Loan
08-31-12	1.75-1.79	872,715		858,534
Integra Telecom Holdings
Term Loan
TBD	TBD	1,925,000	(f,l)	1,932,699
Iowa Telecommunications Services
Tranche B Term Loan
11-23-11	2.01-2.04	999,419		993,922
Time Warner Telecom Holdings

	Coupon	Principal
Borrower	rate	amount	Value(a)
Tranche B Term Loan
01-07-13	2.03	1,070,018	1,052,823
Windstream
Tranche B2 Term Loan
12-17-15	3.06	1,404,830	1,398,803

Total			7,280,629

Total Senior Loans (Cost: $439,910,635)			$438,201,764

Bonds (4.6%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (—%)
Delphi
10-06-14	12.00%	$1,820		$1,820
Building Materials (0.2%)
CPG Intl I
Sr Unsecured
07-01-12	7.18	1,000,000	(e)	960,000
Chemicals (0.4%)
Hexion US Finance/Nova Scotia Finance
Secured
11-15-14	4.75	1,000,000	(e)	907,500
INVISTA
Sr Unsecured
05-01-12	9.25	1,000,000	(d)	1,012,500

Total				1,920,000

Diversified Manufacturing (0.2%)
ESCO
12-15-13	4.13	1,000,000	(d,e)	927,500
Entertainment (0.2%)
Marquee Holdings
Sr Disc Notes
08-15-14	12.00	1,000,000		832,500
Health Care (0.7%)
HCA
Sr Secured
09-15-20	7.25	1,375,000	(d)	1,443,750
LifeCare Holdings
08-15-13	9.25	1,000,000		720,000
Select Medical Holdings
Sr Unsecured
09-15-15	6.14	1,000,000	(e)	902,500

Total				3,066,250

Lodging (0.5%)
Felcor Lodging LP
Sr Secured
10-01-14	10.00	1,000,000		1,045,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	1,000,000		1,139,831

Total				2,184,831

Media Cable (0.2%)
Virgin Media Finance
Series 1
08-15-16	9.50	1,000,000	(c)	1,097,500
Media Non Cable (0.8%)
Intelsat Jackson Holdings
06-15-16	11.50	2,000,000	(c)	2,160,000
Nexstar Finance Holdings LLC
Sr Disc Notes
04-01-13	11.38	639,181		620,005
Radio One
02-15-13	6.38	975,000		816,563

Total				3,596,568

Restaurants (0.6%)
Denny’s Holdings
10-01-12	10.00	1,000,000		1,018,750
Seminole Hard Rock Entertainment
Sr Secured
03-15-14	2.76	675,000	(d,e)	603,281
Wendy’s/Arby’s Restaurants LLC
07-15-16	10.00	1,000,000		1,075,000

Total				2,697,031

Textile (0.2%)
Levi Strauss & Co
Sr Unsecured
01-15-15	9.75	1,000,000		1,051,250
Tobacco (0.2%)
Alliance One Intl
Sr Unsecured
07-15-16	10.00	1,000,000	(d)	1,060,000
Wireless (0.4%)
Cricket Communications
07-15-15	10.00	1,000,000		1,057,500
iPCS
Sr Secured
05-01-13	2.38	1,000,000	(e)	945,000

Total				2,002,500

Total Bonds (Cost: $20,458,160)				$21,397,750

Common Stocks (0.4%)

Issuer	Shares		Value(a)
Auto Components (0.1%)
Delphi Corp.	12	(b)	$161,709
Mark IV Industries, Inc.	667	(b)	25,680
Metaldyne Corp.	1,014	(b)	177,450
Plastech Engineered Products, Inc., B Unit	6,657	(b,g,n)	—
Plastech Engineered Products, Inc., C Unit	8,198	(b,g,n)	—

Total			364,839

Hotels, Restaurants & Leisure (—%)
Buffets Restaurants Holdings, Inc.	28,786	(b)	187,109
IT Services (—%)
Advanstar Communications, Inc.	18,596	(b)	225,477
Media (0.3%)
Education Media, Inc., Unit	29,515	(b)	210,294
MediaNews Group, Inc.	10,512	(b)	178,704
Reader’s Digest Association, Inc.	26,729	(b)	728,365
Star Tribune Co.	471	(b)	11,775
SuperMedia, Inc.	1,126	(b)	50,557

Total			1,179,695

Total Common Stocks (Cost: $6,993,730)			$1,957,120

Other (0.7%)

Issuer	Shares		Value(a)
Chemicals (0.6%)
Lyondell Chemical
Rights	110,980	(b)	$2,523,019

Diversified Financial Services (—%)
Cumulus Media, Inc., Class A
Warrants	2,817	(b,n)	13,070

Media (—%)
Star Tribune Co.
Warrants	2,617	(b,g,n)	—

Metals (0.1%)
Aleris International
Rights	24,706	(b)	617,650

Total Other (Cost: $3,600,755)			$3,153,739

Money Market Fund (3.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	18,008,584	(o)	$18,008,584

Total Money Market Fund (Cost: $18,008,584)			$18,008,584

Total Investments in Securities (Cost: $488,971,864)(p)			$482,718,957

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.76% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $5,047,031 or 1.08% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010.

(f)	At April 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $23,509,473.

(g)	Negligible market value.

(h)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(j)	This position is in bankruptcy.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m)	At April 30, 2010, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Unfunded
Borrower	commitment

Skilled Healthcare Group
Delayed Draw Term Loan	$47,557
Smurfit-Stone Container Enterprises
Term Loan	3,192,750

Total	$3,240,307

(n)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2010 was $854,299 representing 0.18% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Cumulus Media, Inc., Class A
Warrants	11-05-09	$—
GPX Intl Tire
Tranche B Term Loan
12.25% 2012	04-11-06 thru 09-02-09	272,468
Plastech Engineered Products
1st Lien Term Loan
5.50% 2013	02-14-07 thru 05-26-09	102,045
Plastech Engineered Products, Inc., B Unit	06-29-09	—
Plastech Engineered Products, Inc., C Unit	06-29-09	—
Star Tribune Co.
Warrants	03-09-07	1,779,696
Wynnewood Refining
Term Loan
11.75% 2014	10-14-09	662,857
(o)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(p)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $488,972,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,337,000
Unrealized depreciation	(26,590,000)

Net unrealized depreciation	$(6,253,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Senior Loans
Chemicals	$—	$27,277,697	$1,019,337	$28,297,034
Diversified Manufacturing	—	15,179,637	143,011	15,322,648
Electric	—	24,999,191	917,500	25,916,691
Food and Beverage	—	14,616,415	713,533	15,329,948
Metals	—	4,700,626	209,288	4,909,914
Refining	—	4,823,510	662,625	5,486,135
Wireless	—	7,127,303	3,519,999	10,647,302
All Other Industries	—	332,292,092	—	332,292,092

Total Senior Loans	—	431,016,471	7,185,293	438,201,764

Bonds
Corporate Debt Securities
Automotive	—	—	1,820	1,820
All Other Industries	—	21,395,930	—	21,395,930

Total Bonds	—	21,395,930	1,820	21,397,750

Equity Securities
Common Stocks
Auto Components	—	364,839	—	364,839
Hotels, Restaurants & Leisure	—	187,109	—	187,109
IT Services	—	225,477	—	225,477
Media	50,557	1,129,138	—	1,179,695
Other
Chemicals	—	2,523,019	—	2,523,019
Diversified Financial Services	—	13,070	—	13,070
Metals	—	617,650	—	617,650

Total Equity Securities	50,557	5,060,302	—	5,110,859

Other
Affiliated Money Market Fund (b)	18,008,584	—	—	18,008,584

Total Other	18,008,584	—	—	18,008,584

Total	$18,059,141	$457,472,703	$7,187,113	$482,718,957

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate Debt
	Senior Loans	Securities	Total

Balance as of July 31, 2009	$5,265,095	$—	$5,265,095
Accrued discounts/premiums	83,479	212	83,691
Realized gain (loss)	8,336	589	8,925
Change in unrealized appreciation (depreciation)*	1,599,323	1,019	1,600,342
Net purchases (sales)	229,060	—	229,060
Transfers in and/or out of Level 3	—	—	—

Balance as of April 30, 2010	$7,185,293	$1,820	$7,187,113

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $1,588,629, which is comprised of Senior Loans of $1,587,611 and Corporate Debt Securities of $1,018.

Portfolio of Investments
RiverSource Income Opportunities Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (94.2%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (0.9%)
L-3 Communications
01-15-14	6.13%	$320,000		$325,600
L-3 Communications
Series B
10-15-15	6.38	2,340,000		2,395,575
Mantech Intl
04-15-18	7.25	445,000	(d,j)	453,900
TransDigm
07-15-14	7.75	1,560,000	(d)	1,591,200
07-15-14	7.75	1,600,000		1,634,000
Triumph Group
11-15-17	8.00	763,000		763,000

Total				7,163,275

Airlines (1.2%)
Delta Air Lines
Sr Secured
09-15-14	9.50	5,385,000	(d)	5,748,487
United Air Lines
Sr Secured
08-01-13	9.88	3,135,000	(d)	3,299,588

Total				9,048,075

Automotive (2.3%)
American Axle & Mfg Holdings
Sr Secured
01-15-17	9.25	3,146,000	(d)	3,350,490
Cooper-Standard Automotive
Sr Notes
05-01-18	8.50	1,238,000	(d,h)	1,268,950
Lear
03-15-18	7.88	2,143,000		2,193,896
03-15-20	8.13	1,173,000		1,199,393
Oshkosh
03-01-17	8.25	1,066,000	(d)	1,121,965
03-01-20	8.50	775,000	(d)	817,625
Tenneco
11-15-15	8.13	3,510,000		3,641,625
TRW Automotive
12-01-17	8.88	3,695,000	(d)	3,925,937

Total				17,519,881

Building Materials (1.7%)
Associated Materials LLC/Finance
Sr Secured
11-15-16	9.88	4,308,000		4,717,260
Gibraltar Inds

	Coupon	Principal
Issuer	rate	amount		Value(a)
Series B
12-01-15	8.00	2,905,000		2,861,425
Interface
Secured Series B
11-01-13	11.38	1,445,000		1,654,525
Norcraft LP/Finance
Sr Secured
12-15-15	10.50	3,579,000	(d)	3,847,425

Total				13,080,635

Chemicals (4.6%)
Ashland
06-01-17	9.13	2,035,000	(d)	2,319,900
CF Inds
Sr Unsecured
05-01-18	6.88	2,620,000		2,734,625
05-01-20	7.13	2,620,000		2,757,550
Chemtura
06-01-16	6.88	4,181,000	(b,m)	4,745,435
Hexion Finance Escrow LLC
Sr Secured
02-01-18	8.88	7,908,000	(d)	7,749,840
INVISTA
Sr Unsecured
05-01-12	9.25	6,780,000	(d)	6,864,750
Koppers
12-01-19	7.88	785,000	(d)	808,550
LBI Escrow
Sr Secured
11-01-17	8.00	1,808,000	(d)	1,875,800
Nova Chemicals
Sr Unsecured
11-15-13	3.65	3,425,000	(c,f)	3,245,188
Solutia
03-15-20	7.88	2,500,000		2,581,250

Total				35,682,888

Construction Machinery (2.9%)
Amsted Inds
Sr Notes
03-15-18	8.13	2,565,000	(d)	2,577,825
Manitowoc
11-01-13	7.13	409,000		409,000
02-15-18	9.50	3,447,000	(j)	3,619,350
RSC Equipment Rental/Holdings III LLC
Sr Secured
07-15-17	10.00	1,865,000	(d)	2,032,850
Terex
Sr Unsecured
06-01-16	10.88	4,300,000		4,832,125
United Rentals North America
06-15-16	10.88	4,160,000		4,680,000
United Rentals North America
Sr Unsecured
12-15-19	9.25	4,317,000		4,619,190

Total				22,770,340

	Coupon	Principal
Issuer	rate	amount		Value(a)
Consumer Products (3.0%)
ACCO Brands
Sr Secured
03-15-15	10.63	710,000	(d)	789,875
American Achievement
04-01-12	8.25	305,000	(d)	305,763
Central Garden & Pet
03-01-18	8.25	2,543,000		2,587,503
Easton-Bell Sports
Sr Secured
12-01-16	9.75	1,355,000	(d)	1,426,138
Jarden
05-01-16	8.00	2,895,000		3,050,605
05-01-17	7.50	2,930,000		2,995,925
Libbey Glass
Sr Secured
02-15-15	10.00	3,144,000	(d)	3,316,919
Scotts Miracle-Gro
01-15-18	7.25	1,249,000		1,277,103
Sealy Mattress
Sr Secured
04-15-16	10.88	1,615,000	(d)	1,833,025
Visant
10-01-12	7.63	2,220,000		2,228,325
Visant Holding
Sr Disc Notes
12-01-13	10.25	2,760,000		2,849,700
Visant Holding
Sr Notes
12-01-13	8.75	500,000		510,000

Total				23,170,881

Diversified Manufacturing (0.4%)
CPM Holdings
Sr Secured
09-01-14	10.63	2,925,000	(d)	3,129,750
Electric (3.6%)
Dynegy Holdings
Sr Unsecured
06-01-19	7.75	4,344,000		3,475,200
Edison Mission Energy
Sr Unsecured
05-15-17	7.00	5,770,000		4,204,888
IPALCO Enterprises
Sr Secured
04-01-16	7.25	595,000	(d)	620,288
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	6,786,600		6,922,332
NRG Energy
02-01-16	7.38	3,665,000		3,628,350
01-15-17	7.38	8,904,000		8,770,439
Salton Sea Funding
Sr Secured Series C
05-30-10	7.84	30,851		30,993

Total				27,652,490

Entertainment (1.8%)
AMC Entertainment
Sr Unsecured
06-01-19	8.75	2,914,000		3,088,840
Cinemark USA

	Coupon	Principal
Issuer	rate	amount		Value(a)
06-15-19	8.63	1,557,000		1,650,420
Equinox Holdings
Sr Secured
02-01-16	9.50	3,124,000	(d,j)	3,217,720
Regal Cinemas
07-15-19	8.63	2,300,000		2,438,000
Regal Cinemas
Series B
02-01-12	9.38	1,000,000		1,006,250
Speedway Motorsports
06-01-13	6.75	387,000		388,935
06-01-16	8.75	2,000,000		2,145,000

Total				13,935,165

Environmental (0.1%)
Clean Harbors
Sr Secured
08-15-16	7.63	625,000		650,781
Food and Beverage (1.7%)
B&G Foods
01-15-18	7.63	3,461,000		3,573,483
Bumble Bee Foods LLC
Sr Secured
12-15-15	7.75	3,724,000	(d)	3,798,480
Constellation Brands
09-01-16	7.25	448,000		459,760
05-15-17	7.25	1,947,000		1,985,940
Del Monte
10-15-19	7.50	2,745,000	(d)	2,899,406
Michael Foods
11-15-13	8.00	655,000		668,919

Total				13,385,988

Gaming (5.6%)
Boyd Gaming
Sr Sub Notes
02-01-16	7.13	2,005,000		1,794,475
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	3,155,000		3,013,025
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	2,019,000	(d)	2,331,945
MGM MIRAGE
Sr Secured
05-15-14	10.38	745,000	(d)	815,775
11-15-17	11.13	2,530,000	(d)	2,871,550
03-15-20	9.00	5,200,000	(d)	5,447,000
Penn Natl Gaming
Sr Sub Notes
08-15-19	8.75	1,815,000	(d)	1,892,138
Pinnacle Entertainment
Sr Notes
08-01-17	8.63	605,000	(d)	633,738
Pinnacle Entertainment
Sr Sub Notes
05-15-20	8.75	4,093,000	(d,h)	4,093,000
Pokagon Gaming Authority
Sr Notes

	Coupon	Principal
Issuer	rate	amount		Value(a)
06-15-14	10.38	5,369,000	(d)	5,637,449
San Pasqual Casino
09-15-13	8.00	587,000	(d)	570,124
Seminole Indian Tribe of Florida
10-01-20	7.80	1,025,000	(d)	964,197
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	3,440,000	(d)	3,113,991
Shingle Springs Tribal Gaming Authority
Sr Notes
06-15-15	9.38	8,510,000	(d)	7,446,249
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	3,090,000	(d)	2,939,363

Total				43,564,019

Gas Distributors (0.2%)
Niska Gas Storage LLC/Canada
Sr Unsecured
03-15-18	8.88	1,659,000	(d)	1,750,182
Gas Pipelines (2.0%)
Regency Energy Partners LP/Finance
12-15-13	8.38	1,400,000		1,445,500
06-01-16	9.38	3,200,000	(d)	3,440,000
SONAT
Sr Unsecured
02-01-18	7.00	675,000		688,568
Southern Star Central
Sr Notes
03-01-16	6.75	3,600,000	(d)	3,654,000
03-01-16	6.75	6,108,000		6,199,620

Total				15,427,688

Health Care (7.2%)
Accellent
Sr Secured
02-01-17	8.38	2,192,000	(d)	2,197,480
American Renal Holdings
Sr Secured
05-15-18	8.38	558,000	(d,h)	563,580
Apria Healthcare Group
Sr Secured
11-01-14	11.25	3,355,000	(d)	3,686,306
Biomet
Pay-in-kind
10-15-17	10.38	2,550,000	(e)	2,805,000
Community Health Systems
07-15-15	8.88	4,752,000		4,989,600
DaVita
03-15-13	6.63	4,535,000		4,580,350
03-15-15	7.25	245,000		249,900
HCA
Secured
11-15-16	9.25	1,328,000		1,435,900
HCA
Sr Secured
02-15-20	7.88	2,785,000	(d)	2,997,356
09-15-20	7.25	9,375,000	(d)	9,843,749
HCA

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Secured Pay-in-kind
11-15-16	9.63	3,044,000	(e)	3,310,350
IASIS Healthcare LLC/Capital
06-15-14	8.75	1,775,000		1,823,813
Omnicare
06-01-13	6.13	994,000		994,000
12-15-13	6.75	2,045,000		2,062,894
12-15-15	6.88	5,154,000		5,154,000
Select Medical
02-01-15	7.63	6,245,000		5,932,749
Tenet Healthcare
Sr Secured
07-01-19	8.88	1,660,000	(d)	1,817,700
Vanguard Health Holding II
02-01-18	8.00	1,829,000	(d)	1,815,283

Total				56,260,010

Home Construction (0.6%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	2,716,000		2,974,020
KB Home
09-15-17	9.10	1,020,000		1,099,050
Norcraft Holdings LP/Capital
Sr Disc Notes
09-01-12	9.75	50,000		47,313
William Lyon Homes
02-15-14	7.50	340,000		255,850

Total				4,376,233

Independent Energy (8.0%)
Berry Petroleum
Sr Unsecured
06-01-14	10.25	3,600,000		3,987,000
Chesapeake Energy
01-15-16	6.63	1,870,000		1,841,950
01-15-16	6.88	1,964,000		1,959,090
08-15-17	6.50	1,720,000		1,677,000
01-15-18	6.25	315,000	(j)	303,975
Comstock Resources
10-15-17	8.38	2,235,000		2,313,225
Concho Resources
10-01-17	8.63	3,854,000		4,114,145
Continental Resources
10-01-20	7.38	804,000	(d,j)	832,140
Denbury Resources
04-01-13	7.50	1,044,000		1,045,305
12-15-15	7.50	441,000		455,333
03-01-16	9.75	1,745,000		1,928,225
02-15-20	8.25	1,301,000		1,395,323
Forest Oil
02-15-14	8.50	3,610,000		3,835,625
06-15-19	7.25	1,890,000		1,918,350
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	5,135,000	(d)	5,134,999
06-01-16	9.00	2,000,000	(d,j)	2,060,000
KCS Energy
04-01-12	7.13	2,410,000		2,410,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
PetroHawk Energy
07-15-13	9.13	310,000		323,950
08-01-14	10.50	2,800,000		3,108,000
06-01-15	7.88	1,120,000		1,156,400
Quicksilver Resources
08-01-15	8.25	8,295,000		8,564,587
04-01-16	7.13	135,000		130,613
08-15-19	9.13	1,960,000		2,102,100
Range Resources
03-15-15	6.38	550,000		555,500
05-15-16	7.50	1,115,000		1,159,600
05-01-18	7.25	395,000		408,825
05-15-19	8.00	2,000,000		2,160,000
SandRidge Energy
Pay-in-kind
04-01-15	8.63	5,410,000	(e)	5,450,574

Total				62,331,834

Lodging (0.6%)
Wyndham Worldwide
Sr Unsecured
12-01-16	6.00	2,336,000		2,326,243
03-01-20	7.38	2,025,000		2,085,750

Total				4,411,993

Media Cable (6.0%)
Cablevision Systems
Sr Notes
09-15-17	8.63	2,765,000	(d)	2,917,075
CCO Holdings LLC/ Capital
04-30-18	7.88	2,660,000	(d)	2,726,500
04-30-20	8.13	1,140,000	(d)	1,165,650
Cequel Communications Holdings I LLC/ Capital
Sr Unsecured
11-15-17	8.63	3,279,000	(d)	3,344,580
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	1,900,000	(d)	2,042,500
06-15-15	8.50	3,690,000	(d)	3,939,075
02-15-19	8.63	1,100,000	(d)	1,194,875
DISH DBS
10-01-14	6.63	800,000		808,000
02-01-16	7.13	5,510,000		5,592,650
09-01-19	7.88	2,160,000		2,268,000
Mediacom Broadband LLC
Sr Unsecured
10-15-15	8.50	1,950,000		2,003,625
Mediacom LLC/Capital
Sr Notes
08-15-19	9.13	2,666,000	(d)	2,752,645
Videotron Ltee
01-15-14	6.88	2,075,000	(c)	2,100,938
04-15-18	9.13	6,220,000	(c)	6,904,199
Virgin Media Finance
04-15-14	8.75	228,000	(c)	232,845
Virgin Media Secured Finance
Sr Secured
01-15-18	6.50	6,541,000	(c,d)	6,623,421

Total				46,616,578

	Coupon	Principal
Issuer	rate	amount		Value(a)
Media Non Cable (5.2%)
Belo
Sr Unsecured
11-15-16	8.00	2,955,000		3,087,975
Clear Channel Worldwide Holdings
Series B
12-15-17	9.25	5,306,000	(d)	5,684,053
Intelsat Subsidiary Holding
01-15-15	8.88	1,850,000	(c)	1,924,000
01-15-15	8.88	2,755,000	(c,d)	2,858,313
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	3,465,000		3,963,094
Lamar Media
04-01-14	9.75	6,310,000		7,019,874
Live Nation Entertainment
Sr Unsecured
05-15-18	8.13	515,000	(d,h)	530,450
Nielsen Finance LLC
08-01-14	10.00	2,015,000		2,115,750
Salem Communications
Sr Secured
12-15-16	9.63	6,097,000		6,523,790
Sinclair Television Group
Sr Secured
11-01-17	9.25	5,544,000	(d)	5,904,360
Sirius XM Radio
04-01-15	8.75	760,000	(d)	774,250

Total				40,385,909

Metals (2.3%)
Arch Coal
08-01-16	8.75	3,017,000	(d)	3,228,190
Arch Western Finance LLC
07-01-13	6.75	3,250,000		3,274,375
Compass Minerals Intl
06-01-19	8.00	1,300,000	(d)	1,348,750
Consol Energy
04-01-17	8.00	3,157,000	(d)	3,330,635
04-01-20	8.25	1,956,000	(d)	2,073,360
Novelis
02-15-15	7.25	1,585,000	(c)	1,561,225
Peabody Energy
11-01-16	7.38	620,000		657,200
Peabody Energy
Series B
03-15-13	6.88	395,000		399,938
United States Steel
Sr Notes
04-01-20	7.38	1,723,000		1,766,075

Total				17,639,748

Non Captive Consumer (0.9%)
American General Finance
Sr Unsecured
12-15-17	6.90	8,521,000		7,154,138
Non Captive Diversified (4.5%)
CIT Group
Sr Secured

	Coupon	Principal
Issuer	rate	amount		Value(a)
05-01-16	7.00	3,000,000		2,853,750
05-01-17	7.00	12,455,000		11,847,819
Ford Motor Credit LLC
Sr Unsecured
10-01-14	8.70	4,775,000		5,151,213
04-15-15	7.00	1,400,000		1,423,717
GMAC
03-15-20	8.00	13,249,000	(d)	13,679,592

Total				34,956,091

Oil Field Services (1.9%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	5,877,000	(c,d)	5,992,713
Key Energy Services
12-01-14	8.38	2,231,000		2,275,620
McJunkin Red Man
Sr Secured
12-15-16	9.50	5,825,000	(d)	6,072,563

Total				14,340,896

Other Financial Institutions (0.9%)
Cardtronics
08-15-13	9.25	2,555,000		2,638,038
Cardtronics
Series B
08-15-13	9.25	3,845,000		3,974,768

Total				6,612,806

Other Industry (1.6%)
Aquilex Holdings LLC/Finance
Sr Notes
12-15-16	11.13	2,671,000	(d)	2,898,035
Chart Inds
10-15-15	9.13	5,140,000		5,184,974
Garda World Security
Sr Unsecured
03-15-17	9.75	1,889,000	(c,d)	1,972,031
Maxim Crane Works LP
Sr Secured
04-15-15	12.25	1,925,000	(d)	2,026,063

Total				12,081,103

Packaging (2.7%)
Ball
09-01-19	7.38	1,120,000		1,178,800
09-15-20	6.75	1,876,000		1,918,210
Crown Americas LLC/Capital II
05-15-17	7.63	2,200,000	(d)	2,290,750
Greif
Sr Unsecured
02-01-17	6.75	4,050,000		4,080,375
08-01-19	7.75	300,000		315,750
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	7,662,000	(d)	7,911,015
Sealed Air
Sr Notes
06-15-17	7.88	2,950,000	(d)	3,220,739

Total				20,915,639

	Coupon	Principal
Issuer	rate	amount		Value(a)
Paper (2.0%)
Boise Cascade LLC
10-15-14	7.13	1,469,000		1,450,638
Cascades
12-15-17	7.75	4,430,000	(c,d)	4,518,600
Georgia-Pacific LLC
06-15-15	7.70	2,990,000		3,214,250
05-01-16	8.25	2,630,000	(d)	2,879,850
01-15-17	7.13	898,000	(d)	947,390
Graphic Packaging Intl
06-15-17	9.50	2,355,000		2,531,625

Total				15,542,353

Pharmaceuticals (0.7%)
Patheon
Sr Secured
04-15-17	8.63	1,908,000	(c,d)	1,946,160
Valeant Pharmaceuticals Intl
06-15-16	8.38	1,675,000	(d)	1,758,750
Valeant Pharmaceuticals Intl
Sr Unsecured
03-15-20	7.63	1,500,000	(d)	1,526,250

Total				5,231,160

Railroads (0.3%)
Kansas City Southern Railway
06-01-15	8.00	1,875,000		1,982,813
Retailers (2.3%)
HSN
08-01-16	11.25	1,280,000		1,443,200
Neiman Marcus Group
Pay-in-kind
10-15-15	9.00	1,739,010	(e,j)	1,782,485
QVC
Sr Secured
04-15-17	7.13	1,768,000	(d)	1,794,520
10-01-19	7.50	3,040,000	(d)	3,108,400
10-15-20	7.38	1,768,000	(d)	1,794,520
Rite Aid
Sr Secured
06-12-16	9.75	1,500,000	(j)	1,651,875
Toys R Us Property I LLC
07-15-17	10.75	2,878,000	(d)	3,270,128
Toys R Us Property II LLC
Sr Secured
12-01-17	8.50	2,589,000	(d)	2,741,104

Total				17,586,232

Specialty Retail (0.3%)
Limited Brands
05-01-20	7.00	2,000,000	(h)	2,040,000
Technology (1.8%)
Amkor Technology
Sr Unsecured
05-01-18	7.38	1,264,000	(d,h)	1,270,320
Brocade Communications Systems
Sr Secured

	Coupon	Principal
Issuer	rate	amount		Value(a)
01-15-18	6.63	4,480,000	(d)	4,603,200
01-15-20	6.88	637,000	(d)	656,110
Communications & Power Inds
02-01-12	8.00	1,095,000		1,095,000
First Data
09-24-15	9.88	2,320,000		2,113,500
First Data
Pay-in-kind
09-24-15	10.55	294,770	(e)	260,871
JDA Software Group
12-15-14	8.00	770,000	(d)	806,575
Seagate Technology Intl
Secured
05-01-14	10.00	2,485,000	(c,d)	2,932,300

Total				13,737,876

Textile (0.1%)
Phillips-Van Heusen
Sr Unsecured
05-15-20	7.38	860,000	(h)	881,500
Transportation Services (0.6%)
Avis Budget Car Rental LLC
03-15-18	9.63	1,282,000	(d)	1,381,355
Hertz
01-01-14	8.88	3,120,000		3,221,400

Total				4,602,755

Wireless (5.1%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	7,300,000	(d)	7,938,750
CPI Intl
Sr Unsecured
02-01-15	6.14	246,000	(f)	234,315
Cricket Communications
Sr Secured
05-15-16	7.75	5,667,000		5,879,513
Crown Castle Intl
Sr Unsecured
11-01-19	7.13	3,085,000		3,096,569
Nextel Communications
Series D
08-01-15	7.38	13,461,000		13,107,648
SBA Telecommunications
08-15-16	8.00	1,805,000	(d)	1,904,275
08-15-19	8.25	2,766,000	(d)	2,966,535
Sprint Nextel
Sr Unsecured
08-15-17	8.38	1,640,000		1,695,350
Wind Acquisition Finance
Secured
07-15-17	11.75	2,245,000	(c,d)	2,497,563

Total				39,320,518

Wirelines (6.6%)
Cincinnati Bell
02-15-15	7.00	1,585,000		1,553,300
10-15-17	8.25	3,685,000		3,740,275
Integra Telecom Holdings

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Secured
04-15-16	10.75	1,766,000	(d)	1,823,395
ITC Deltacom
Sr Secured
04-01-16	10.50	5,330,000	(d)	5,330,000
Level 3 Financing
11-01-14	9.25	3,580,000		3,539,725
02-15-17	8.75	2,251,000		2,121,568
New Communications Holdings
Sr Notes
04-15-15	7.88	788,000	(d)	812,625
04-15-17	8.25	1,971,000	(d)	2,037,521
04-15-20	8.50	1,610,000	(d)	1,650,250
PAETEC Holding
06-30-17	8.88	1,200,000		1,234,500
PAETEC Holding
Sr Secured
06-30-17	8.88	3,208,000	(d)	3,320,280
Qwest Communications Intl
10-01-15	8.00	1,930,000	(d)	2,069,925
04-01-18	7.13	600,000	(d)	619,500
Qwest
Sr Unsecured
05-01-16	8.38	5,200,000		5,927,999
tw telecom holdings
Sr Notes
03-01-18	8.00	2,100,000	(d)	2,165,625
Valor Telecommunications Enterprises Finance
02-15-15	7.75	4,240,000		4,335,400
Windstream
08-01-16	8.63	4,945,000		5,062,444
11-01-17	7.88	3,800,000		3,771,500

Total				51,115,832

Total Bonds (Cost: $675,247,327)				$728,056,055

Senior Loans (2.2%)(g)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Electric (0.3%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.75-3.79%	$3,039,329		$2,471,036
Entertainment (0.1%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.26	586,713	(e)	558,844
Gaming (0.1%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	584,602	(k)	568,175
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	216,251	(k)	210,175
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	151,419	(k)	147,164

Total				925,514

	Coupon	Principal
Borrower	rate	amount		Value(a)
Non Captive Consumer (0.5%)
AGFS Funding
Term Loan
04-21-15	7.25	4,205,000	(h,i)	4,216,268
Oil Field Services (1.0%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	7,880,000		7,637,059
Wirelines (0.2%)
FairPoint Communications
Tranche B Term Loan
03-31-15	5.00	1,786,883	(b,m)	1,493,531

Total Senior Loans (Cost: $15,177,281)				$17,302,252

Money Market Fund (1.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	13,986,430	(l)	$13,986,430

Total Money Market Fund (Cost: $13,986,430)			$13,986,430

Investments of Cash Collateral Received for Securities on Loan (1.4%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Repurchase Agreements(n)
Cantor Fitzgerald
dated 04-30-10, matures 05-03-10,
repurchase price
$5,000,092	0.22%	$5,000,000	$5,000,000
Goldman Sachs
dated 04-30-10, matures 05-03-10,
repurchase price
$4,462,931	0.19	4,462,860	4,462,860
$1,000,021	0.25	1,000,000	1,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,462,860)			$10,462,860

Total Investments in Securities (Cost: $714,873,898)(o)			$769,807,597

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.86% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $321,115,699 or 41.54% of net assets.

(e)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	At April 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $14,708,657.

(i)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)	At April 30, 2010, security was partially or fully on loan.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2010 was $925,514, representing 0.12% of net assets. Information concerning such security holdings at April 30, 2010 is as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC Development Term Loan 9.00% 2012	03-02-07 thru 09-15-07	$579,506
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit 9.00% 2012	03-02-07 thru 09-15-07	214,366
Great Lakes Gaming of Michigan LLC Transition Term Loan 9.00% 2012	03-02-07 thru 09-15-07	150,099

(l)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(m)	This position is in bankruptcy.

(n)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald (0.22%)

Security description	Value (a)

Fannie Mae Discount Notes	$6,362
Fannie Mae Interest Strip	27,412
Fannie Mae Pool	3,386,704
Fannie Mae Principal Strip	639
Fannie Mae REMICS	100,189
Federal Farm Credit Bank	87,812
Federal Home Loan Banks	81,413
Federal Home Loan Mortgage Corp	113,973
Federal National Mortgage Association	82,036
Freddie Mac Non Gold Pool	379,138
Freddie Mac Reference REMIC	5,396
Freddie Mac REMICS	117,694
Freddie Mac Strips	68,463
Ginnie Mae I Pool	168,045
Ginnie Mae II Pool	124,749
Government National Mortgage Association	28,257
United States Treasury Inflation Indexed Bonds	23,011
United States Treasury Note/Bond	40,106
United States Treasury Strip Coupon	256,013
United States Treasury Strip Principal	2,588

Total market value of collateral securities	$5,100,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$3,272,953
Freddie Mac Gold Pool	1,102,972
Freddie Mac Non Gold Pool	176,192

Total market value of collateral securities	$4,552,117

Goldman Sachs (0.25%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$152,632
Banco Bilbao Vizcaya Argentaria/NY	5,524
Bank of Nova Scotia	337
BNP Paribas NY	116,413
Calyon NY	7,797
Credit Agricole Corporate and Investment Bank/New York	76,537
Dexia Credit Local NY	84,979
DnB NOR Bank	688
Natixis/New York NY	273,720
Nordea Bank Finland PLC	22,867
Rabobank Nederland NV/NY	37,895
Royal Bank of Scotland PLC/Greenwich CT	7,271
Sanpaolo IMI SpA/New York	2,315
Societe Generale NY	33,684
Standard Chartered Banking	46,030
Sumitomo Mitsui Banking Corp/New York	99,999
Svenska Handelsbanken/New York NY	3,278
Toronto Dominion Bank/NY	74,737
UBS AG Stamford	3,297

Total market value of collateral securities	$1,050,000

(o)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $714,874,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$55,636,000
Unrealized depreciation	(702,000)

Net unrealized appreciation	$54,934,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$728,056,055	$—	$728,056,055

Total Bonds	—	728,056,055	—	728,056,055

Other
Senior Loans
Gaming	—	—	925,514	925,514
All Other Industries	—	16,376,738	—	16,376,738
Affiliated Money Market Fund (b)	13,986,430	—	—	13,986,430
Investments of Cash Collateral Received for Securities on Loan	—	10,462,860	—	10,462,860

Total Other	13,986,430	26,839,598	925,514	41,751,542

Total	$13,986,430	$754,895,653	$925,514	$769,807,597

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Senior
	Securities	Loans	Total

Balance as of July 31, 2009	$94,118	$1,056,116	$1,150,234
Accrued discounts/premiums	24	3,077	3,101
Realized gain (loss)	(673,367)	10,492	(662,875)
Change in unrealized appreciation (depreciation)*	695,626	129,849	825,475
Net purchases (sales)	(116,401)	(274,020)	(390,421)
Transfers in and/or out of Level 3	—	—	—

Balance as of April 30, 2010	$—	$925,514	$925,514

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $129,849.

Portfolio of Investments
RiverSource Inflation Protected Securities Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Treasury (1.3%)
Mexican Fixed Rate Bonds
(Mexican Peso)
12-17-15	8.00%	99,440,000	(c)	$8,480,219
U.S. Government Obligations & Agencies (89.1%)
Federal Home Loan Banks
10-19-11	1.00	$1,500,000	(g)	1,500,383
04-26-13	1.00	1,250,000	(g)	1,248,894
Federal Natl Mtge Assn
07-30-14	3.30	2,000,000		2,013,932
U.S. Treasury Inflation-Indexed Bond (b)
04-15-11	2.38	17,471,360	(e)	18,012,054
04-15-12	2.00	30,547,374	(e)	32,120,375
07-15-12	3.00	13,259,950		14,356,084
04-15-13	0.63	18,457,560	(e)	18,953,792
07-15-13	1.88	18,881,280		20,120,535
01-15-14	2.00	16,879,326		18,078,182
04-15-14	1.25	17,307,797	(e)	18,062,489
07-15-14	2.00	31,045,410	(e)	33,381,370
07-15-15	1.88	23,957,020		25,666,057
01-15-16	2.00	11,924,749	(e)	12,854,628
07-15-16	2.50	25,488,975	(e)	28,336,842
01-15-17	2.38	24,251,734	(e)	26,684,722
07-15-17	2.63	4,261,431		4,779,842
01-15-18	1.63	19,915,473		20,835,211
07-15-18	1.38	20,102,000	(e)	20,626,747
01-15-19	2.13	23,198,310		25,068,922
07-15-19	1.88	2,030,180	(e)	2,148,343
01-15-20	1.38	41,644,734		42,016,052
01-15-25	2.38	44,613,404	(e)	48,569,785
01-15-26	2.00	21,840,200		22,667,955
01-15-27	2.38	29,131,099	(e)	31,691,755
01-15-28	1.75	25,864,250		25,674,551
04-15-28	3.63	11,618,234		14,779,770
01-15-29	2.50	7,571,250		8,392,344
04-15-29	3.88	31,101,528		41,221,997
02-15-40	2.13	13,296,730		14,118,569

Total				593,982,182

Asset-Backed (2.3%)
Carrington Mtge Loan Trust
Series 2006-RFC1 Cl A2
05-25-36	0.36	3,068,397	(g)	3,004,998
Chrysler Financial Lease Trust
Series 2010-A Cl A2
06-15-11	1.78	8,650,000	(d)	8,641,750
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Cl A22

	Coupon	Principal
Issuer	rate	amount		Value(a)
07-25-36	0.35	1,170,827	(g)	1,151,272
Jefferies & Co
Collateralized Mtge Obligation
Series 2010-R1 Cl 2A1
11-26-36	0.41	1,121,374	(d,g)	1,111,211
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.31	1,667,640	(g)	1,611,138

Total				15,520,369

Commercial Mortgage-Backed (1.9%)(f)
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	3,750,000		3,763,582
GS Mtge Securities II
Series 2007-GG10 Cl A4
08-10-45	5.80	6,500,000		6,382,575
LB-UBS Commercial Mtge Trust
Series 2007-C7 Cl A3
09-15-45	5.87	2,650,000		2,662,717

Total				12,808,874

Residential Mortgage-Backed (1.7%)(f)
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-40 Cl A
11-16-28	2.29	3,490,514		3,500,821
GSR Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-5F Cl 2A3
06-25-35	5.50	3,074,482		3,112,188
Washington Mutual Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2004-AR9 Cl A6
08-25-34	2.95	881,367	(g)	875,429
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2004-F Cl A3
06-25-34	4.72	332,662	(g)	333,963
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-AR16 Cl 4A6
10-25-35	4.48	3,703,035	(g)	3,653,507

Total				11,475,908

Total Bonds
(Cost: $612,762,462)				$642,267,552

Money Market Fund (2.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	15,103,204	(h)	$15,103,204

Total Money Market Fund
(Cost: $15,103,204)			$15,103,204

Investments of Cash Collateral Received for Securities on Loan (—%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(i)
Goldman Sachs
dated 04-30-10, matures 05-03-10,
repurchase price
$262,454	0.19%	$262,450	$262,450

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $262,450)			$262,450

Total Investments in Securities
(Cost: $628,128,116)(j)			$657,633,206

Investments in Derivatives
At April 30, 2010, $269,575 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	94	$11,191,875	June 2010	$105,609
U.S. Treasury Note, 2-year	189	41,122,267	July 2010	93,405
U.S. Treasury Note, 5-year	(71)	(8,226,016)	July 2010	(20,630)
U.S. Treasury Note, 10-year	(127)	(14,974,094)	June 2010	(189,925)
U.S. Treasury Ultra Bond, 30-year	(44)	(5,457,375)	June 2010	(123,410)

Total				$(134,951)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.27% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $9,752,961 or 1.46% of net assets.

(e)	At April 30, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2010.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(i)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$192,475
Freddie Mac Gold Pool	64,863
Freddie Mac Non Gold Pool	10,361

Total market value of collateral securities	$267,699

(j)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $628,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$29,536,000
Unrealized depreciation	(31,000)

Net unrealized appreciation	$29,505,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$8,480,219	$—	$8,480,219
U.S. Government Obligations & Agencies	—	593,982,182	—	593,982,182
Asset-Backed Securities	—	14,409,158	1,111,211	15,520,369
Commercial Mortgage-Backed Securities	—	12,808,874	—	12,808,874
Residential Mortgage-Backed Securities	—	11,475,908	—	11,475,908

Total Bonds	—	641,156,341	1,111,211	642,267,552

Other
Affiliated Money Market Fund (b)	15,103,204	—	—	15,103,204
Investments of Cash Collateral Received for Securities on Loan	—	262,450	—	262,450

Total Other	15,103,204	262,450	—	15,365,654

Investments in Securities	15,103,204	641,418,791	1,111,211	657,633,206
Other Financial Instruments (c)	(134,951)	—	—	(134,951)

Total	$14,968,253	$641,418,791	$1,111,211	$657,498,255

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities

Balance as of July 31, 2009	$3,128,884
Accrued discounts/premiums	10,390
Realized gain (loss)	214,180
Change in unrealized appreciation (depreciation)*	(43,669)
Net purchases (sales)	(2,198,574)
Transfers in and/or out of Level 3	—

Balance as of April 30, 2010	$1,111,211

*	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $54,094.

Portfolio of Investments
RiverSource Limited Duration Bond Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.6%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Residential Mortgage-Backed(—%)(f)
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00%	$3,373,469	(b,e,g)	$—
Aerospace & Defense (0.6%)
L-3 Communications
07-15-13	6.13	3,000,000		3,045,000
Banking (3.6%)
Bank of America
Sr Unsecured
05-15-14	7.38	3,900,000		4,392,742
Citigroup
Sr Unsecured
04-11-13	5.50	3,000,000		3,168,057
10-15-14	5.50	1,700,000		1,766,009
Goldman Sachs Group
Sr Unsecured
01-15-15	5.13	4,000,000		4,131,840
Merrill Lynch & Co
Sr Unsecured
08-15-12	6.05	800,000		858,413
Morgan Stanley
Sr Unsecured
10-15-15	5.38	5,000,000		5,179,920

Total				19,496,981

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	440,000	(b,h)	97,900
Chemicals (3.2%)
Dow Capital
06-01-10	9.20	1,000,000	(c)	1,004,643
Dow Chemical
Sr Unsecured
05-15-14	7.60	11,100,000		12,890,795
INVISTA
Sr Unsecured
05-01-12	9.25	2,473,000	(d)	2,503,913
Nalco
11-15-13	8.88	1,000,000		1,030,000

Total				17,429,351

	Coupon	Principal
Issuer	rate	amount	Value(a)
Construction Machinery (0.4%)
Manitowoc
11-01-13	7.13	2,000,000	2,000,000
Consumer Products (0.6%)
Visant
10-01-12	7.63	2,990,000	3,001,213
Electric (23.4%)
Arizona Public Service
Sr Unsecured
10-15-11	6.38	2,075,000	2,207,362
03-01-12	6.50	4,000,000	4,314,608
06-30-14	5.80	3,672,000	4,019,239
05-15-15	4.65	1,625,000	1,692,113
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	900,000	1,027,366
Cleveland Electric Illuminating
Sr Unsecured
12-15-13	5.65	3,835,000	4,161,197
CMS Energy
Sr Unsecured
12-15-15	6.88	5,000,000	5,417,610
Consumers Energy
1st Mtge
03-15-15	5.00	1,750,000	1,871,095
Consumers Energy
1st Mtge Series D
04-15-13	5.38	2,206,000	2,397,432
Consumers Energy
1st Mtge Series J
02-15-14	6.00	650,000	721,797
Dominion Resources
Sr Unsecured Series F
08-01-33	5.25	12,009,000	12,981,849
DTE Energy
Sr Unsecured
05-15-14	7.63	12,870,000	14,852,880
Duke Energy
Sr Unsecured
02-01-14	6.30	12,175,000	13,667,387
Indiana Michigan Power
Sr Unsecured
11-01-12	6.38	2,500,000	2,736,978
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	5,746,000	6,076,878
Nevada Power
Series L
01-15-15	5.88	3,025,000	3,334,597
NiSource Finance
07-15-14	5.40	10,000,000	10,687,243
Ohio Edison
Sr Unsecured
05-01-15	5.45	3,311,000	3,543,008

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ohio Power
Sr Unsecured
09-01-13	5.75	1,200,000		1,323,988
Ohio Power
Sr Unsecured Series H
01-15-14	4.85	5,980,000		6,370,843
Oncor Electric Delivery LLC
Sr Secured
01-15-15	6.38	2,000,000		2,252,248
Potomac Electric Power
1st Mtge
04-15-14	4.65	1,000,000		1,065,113
Progress Energy
Sr Unsecured
03-15-14	6.05	2,160,000		2,403,328
Sierra Pacific Power
09-01-13	5.45	7,032,000		7,598,280
Sierra Pacific Power
Series M
05-15-16	6.00	1,803,000		1,990,265
TransAlta
Sr Unsecured
01-15-15	4.75	8,000,000	(c)	8,362,345

Total				127,077,049

Entertainment (0.6%)
Speedway Motorsports
06-01-13	6.75	3,480,000		3,497,400
Food and Beverage (13.8%)
Anheuser-Busch InBev Worldwide
04-15-15	3.63	15,000,000	(d)	15,172,229
Bacardi
Sr Notes
04-01-14	7.45	12,180,000	(c,d)	14,021,823
ConAgra Foods
Sr Unsecured
04-15-14	5.88	7,000,000		7,775,152
Constellation Brands
12-15-14	8.38	2,000,000		2,140,000
Del Monte
02-15-15	6.75	2,000,000		2,057,500
Dr Pepper Snapple Group
05-01-13	6.12	9,075,000		10,100,965
Kraft Foods
Sr Unsecured
02-19-14	6.75	9,680,000		10,974,882
SABMiller
Sr Unsecured
01-15-14	5.70	11,605,000	(c,d)	12,791,159

Total				75,033,710

Gas Pipelines (5.0%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,935,000		2,029,235
CenterPoint Energy Resources
Sr Unsecured Series B

	Coupon	Principal
Issuer	rate	amount		Value(a)
04-01-13	7.88	3,832,000		4,395,304
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	12,807,000		14,609,648
El Paso
Sr Unsecured
06-15-12	7.88	1,000,000		1,059,374
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	155,000		180,063
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	2,961,000		3,351,811
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
07-15-12	8.88	1,340,000		1,526,576

Total				27,152,011

Health Care (5.0%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	1,775,000		1,907,259
06-15-13	5.50	3,010,000		3,274,910
CareFusion
Sr Unsecured
08-01-14	5.13	5,000,000		5,349,780
DaVita
03-15-13	6.63	5,800,000		5,858,000
Express Scripts
06-15-14	6.25	6,800,000		7,632,335
Omnicare
12-15-13	6.75	3,172,000		3,199,755

Total				27,222,039

Health Care Insurance (1.0%)
UnitedHealth Group
Sr Unsecured
11-15-12	5.50	2,400,000		2,602,462
WellPoint
Sr Unsecured
02-15-14	6.00	2,535,000		2,807,013

Total				5,409,475

Independent Energy (8.0%)
Anadarko Petroleum
Sr Unsecured
03-15-14	7.63	12,448,000		14,497,626
Canadian Natural Resources
Sr Unsecured
08-15-16	6.00	2,020,000	(c)	2,224,759
05-15-17	5.70	5,000,000	(c)	5,483,810
Chesapeake Energy
09-15-13	7.50	2,800,000		2,828,000
Denbury Resources
04-01-13	7.50	2,000,000		2,002,500
EnCana Holdings Finance
05-01-14	5.80	440,000	(c)	488,771
Forest Oil

	Coupon	Principal
Issuer	rate	amount		Value(a)
02-15-14	8.50	2,000,000		2,125,000
Newfield Exploration
Sr Sub Notes
09-01-14	6.63	700,000		712,250
Newfield Exploration
Sr Unsecured
03-01-11	7.63	680,000		680,000
PetroHawk Energy
07-15-13	9.13	2,000,000		2,090,000
Woodside Finance
11-10-14	4.50	9,675,000	(c,d)	9,985,968

Total				43,118,684

Integrated Energy (2.0%)
Hess
Sr Unsecured
02-15-14	7.00	4,505,000		5,176,034
PC Financial Partnership
11-15-14	5.00	1,650,000		1,758,408
Petro-Canada
Sr Unsecured
07-15-13	4.00	4,000,000	(c)	4,155,636

Total				11,090,078

Media Cable (4.7%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	2,870,000	(d)	3,042,200
Comcast
11-15-15	5.85	10,000,000		11,096,920
Comcast Cable Communications Holdings
03-15-13	8.38	3,897,000		4,526,479
Comcast Holdings
07-15-12	10.63	1,000,000		1,174,091
DIRECTV Holdings LLC/Financing
06-15-15	6.38	3,000,000		3,108,750
DISH DBS
10-01-11	6.38	800,000		831,000
10-01-14	6.63	1,700,000		1,717,000

Total				25,496,440

Media Non Cable (7.1%)
News America Holdings
02-01-13	9.25	1,610,000		1,893,600
Rainbow Natl Services LLC
09-01-12	8.75	2,000,000	(d)	2,027,500
Reed Elsevier Capital
06-15-12	4.63	1,530,000		1,612,475
01-15-14	7.75	4,585,000		5,306,321
RR Donnelley & Sons
Sr Unsecured
04-01-14	4.95	14,700,000		15,155,788
TCM Sub LLC
01-15-15	3.55	12,500,000	(d)	12,489,718

Total				38,485,402

Metals (0.2%)
Arch Western Finance LLC
07-01-13	6.75	815,000		821,113

	Coupon	Principal
Issuer	rate	amount		Value(a)
Oil Field Services (0.7%)
Weatherford Intl
06-15-12	5.95	1,600,000		1,727,774
03-15-13	5.15	1,805,000	(c)	1,922,075

Total				3,649,849

Packaging (1.0%)
Crown Americas LLC/Capital
11-15-13	7.63	696,000		717,750
Owens-Brockway Glass Container
12-01-14	6.75	1,750,000		1,793,750
Silgan Holdings
Sr Sub Notes
11-15-13	6.75	2,800,000		2,856,000

Total				5,367,500

Railroads (1.1%)
Canadian Pacific Railway
Sr Unsecured
05-15-13	5.75	3,158,000	(c)	3,456,535
CSX
Sr Unsecured
03-15-13	5.75	2,130,000		2,323,325

Total				5,779,860

Retailers (0.4%)
CVS Caremark
Sr Unsecured
06-01-17	5.75	2,000,000		2,189,830
Transportation Services (1.6%)
Erac USA Finance LLC
10-15-17	6.38	7,765,000	(d)	8,697,505
Wireless (3.9%)
Rogers Communications
06-15-13	6.25	4,990,000	(c)	5,535,681
03-01-14	6.38	6,890,000	(c)	7,712,639
Sprint Capital
01-30-11	7.63	3,500,000		3,591,875
03-15-12	8.38	1,000,000		1,055,000
Vodafone Group
Sr Unsecured
01-30-15	5.38	3,000,000	(c)	3,251,409

Total				21,146,604

Wirelines (8.7%)
Deutsche Telekom Intl Finance
07-22-13	5.25	3,000,000	(c)	3,231,227
Embarq
Sr Unsecured
06-01-16	7.08	12,200,000		13,454,501
Frontier Communications
Sr Unsecured
01-15-13	6.25	5,011,000		5,123,748
Qwest
Sr Unsecured

	Coupon	Principal
Issuer	rate	amount		Value(a)
09-01-11	7.88	5,100,000		5,412,375
Telecom Italia Capital
11-15-13	5.25	2,645,000	(c)	2,784,852
Telefonica Emisiones
04-27-15	3.73	10,000,000	(c)	10,062,320
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	4,030,000		4,381,412
Windstream
08-01-13	8.13	2,600,000		2,717,000

Total				47,167,435

Total Bonds
(Cost: $505,807,163)				$523,472,429

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	1,636,283	(i)	$1,636,283

Total Money Market Fund
(Cost: $1,636,283)			$1,636,283

Total Investments in Securities
(Cost: $507,443,446)(j)			$525,108,712

Investments in Derivatives
At April 30, 2010, $652,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(815)	$(94,425,395)	July 2010	$(46,866)
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 17.80% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $80,732,015 or 14.89% of net assets.

(e)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Negligible market value.

(h)	This position is in bankruptcy.

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(j)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $507,443,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,094,000
Unrealized depreciation	(428,000)

Net unrealized appreciation	$17,666,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$523,472,429	$—	$523,472,429

Total Bonds	—	523,472,429	—	523,472,429

Other
Affiliated Money Market Fund (b)	1,636,283	—	—	1,636,283

Total Other	1,636,283	—	—	1,636,283

Investments in Securities	1,636,283	523,472,429	—	525,108,712
Other Financial Instruments (c)	(46,866)	—	—	(46,866)

Total	$1,589,417	$523,472,429	$—	$525,061,846

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                          RiverSource Bond Series, Inc.

By /s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010

By /s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date June 28, 2010